Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2012	2011
Deferred income taxes, net	$31,801	$35,263
Prepaid expenses	45,219	37,504
Government institutions	56,340	72,266
Derivative instruments	35,580	20,520
Held-for-sale investment (*)	1,172	1,748
Other	9,991	12,723
	$180,103	$180,024

(*) See Note 1(D).